Inventories (Tables)	12 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Schedule of inventories
	2015	2016
	$ in thousands	$ in thousands

Raw materials	1,978	684
Work in progress	676	430
Finished goods	467	709

	3,121	1,823